Leases (Details) - Schedule of Lease liability Rollforward - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease liability Rollforward [Abstract]
As of beginning	R$ 8,360	R$ 4,051	R$ 2,776
As of ending	9,184	8,360	4,051
Addition – Lease	2,669	3,810	919
Remeasurement	297	696	628
Interest provision	1,004	781	302
Principal amortizations	(262)	(126)	(460)
Interest amortizations	(977)	(772)	(8)
Write-off due to early termination of agreement	R$ (1,907)	R$ (80)	R$ (106)